Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total revenue	$ 28,941	$ 28,418	$ 244,203	$ 220,935
Transferred at Point in Time [Member]
Product Information [Line Items]
Total revenue	26,607	24,757	231,439	199,779
Transferred over Time [Member]
Product Information [Line Items]
Total revenue	2,334	3,661	12,764	21,156
UNITED STATES
Product Information [Line Items]
Total revenue	27,411	27,319	234,012	218,110
Other [Member]
Product Information [Line Items]
Total revenue	1,530	1,099	10,191	2,825
Digital Advertising [Member]
Product Information [Line Items]
Total revenue	22,748	19,093	135,376	109,317
Digital Subscriptions [Member]
Product Information [Line Items]
Total revenue	2,334	3,661	12,764	21,156
Licensing And Syndication Revenue [Member]
Product Information [Line Items]
Total revenue	2,300	3,351	18,482	18,173
Product and Service, Other [Member]
Product Information [Line Items]
Total revenue	1,286	551	5,384	1,166
Digital Revenue [Member]
Product Information [Line Items]
Total revenue	28,668	26,656	172,006	149,812
Print Advertising [Member]
Product Information [Line Items]
Total revenue		656	9,881	10,214
Print Subscriptions [Member]
Product Information [Line Items]
Total revenue	273	1,106	62,316	60,909
Print Revenue [Member]
Product Information [Line Items]
Total revenue	$ 273	$ 1,762	$ 72,197	$ 71,123